Shareholders' Equity - Disclosure of detailed information about range of exercise prices of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2024 Share	Dec. 31, 2023 Share $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 shares	Dec. 31, 2022 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding (in shares)	7,614,900	7,834,500		7,614,900	7,849,000
Weighted average exercise price of options outstanding (in dollars per share)		$ 2.72	$ 2.85		$ 2.53
Weighted average remaining contractual life of outstanding share options (in years)	2 years 5 months 15 days	2 years 6 months 14 days
Number of share options exercisable (in shares) | shares				7,607,400
Weighted average exercise price of options exercisable (in dollars per share)			2.84
Weighted average remaining life (years)	2 years 5 months 15 days
2.22
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding (in shares) | shares				6,026,900
Weighted average exercise price of options outstanding (in dollars per share)			2.54
Weighted average remaining contractual life of outstanding share options (in years)	2 years 8 months 26 days
Number of share options exercisable (in shares) | shares				6,019,400
Weighted average exercise price of options exercisable (in dollars per share)			2.54
Weighted average remaining life (years)	2 years 8 months 26 days
2.22 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options (in dollars per share)			2.22
2.22 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options (in dollars per share)			2.62
3.5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding (in shares) | shares				1,588,000
Weighted average exercise price of options outstanding (in dollars per share)			3.98
Weighted average remaining contractual life of outstanding share options (in years)	1 year 5 months 1 day
Number of share options exercisable (in shares) | shares				1,588,000
Weighted average exercise price of options exercisable (in dollars per share)			3.98
Weighted average remaining life (years)	1 year 5 months 1 day
3.5 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options (in dollars per share)			3.50
3.5 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options (in dollars per share)			$ 4.28